Financial Instruments (Narrative) (Details)	12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Preferred shares, redemption premium		5.00%
Total Current Assets		$ 1,677,400	$ 4,965,281
Total Current Liabilities		1,043,819	4,321,273
Working capital		633,581
Deferred flow-through share premium		136,800	47,481	$ 52,157
Adjusted working capital		770,381
Cash and cash equivalents		$ 1,295,723	$ 1,881,841	$ 319,057	$ 1,073,574
Anticipated on-going expenditures to be transacted in US dollars for the next twelve month period	$ 160,000